CONVERTIBLE NOTE, NET - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 29, 2020 CNY (¥) trading_days	Jul. 22, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 $ / shares	Sep. 25, 2020 CNY (¥)	Sep. 25, 2020 USD ($)	Jul. 29, 2020 USD ($) $ / shares	Jul. 31, 2017 $ / shares	Oct. 31, 2016 $ / shares	Apr. 30, 2016 $ / shares
Debt Instrument [Line Items]
Warrants and rights granted weight average life		5 years
Convertible threshold percentage of stock price trigger	80.00%
Share price | $ / shares												$ 0.05	$ 0.04	$ 0.03
Average daily trading volume | $											$ 15,000
Debt instrument convertible threshold consecutive trading days | trading_days	60
Adjustments to additional paid in capital warrants issued				¥ 6,564
Proceeds from convertible notes				¥ 163,565	$ 24,018
Percentage of warrants to purchase ADS				4.00%
Accretion of interest expenses			¥ 214	¥ 214	$ 31	¥ 15,777	¥ 10,733
Warrants and rights outstanding, term				4 years 10 months 2 days
Maximum [Member]
Debt Instrument [Line Items]
Debt annual interest rate				25.00%
July Convertible Notes [Member]
Debt Instrument [Line Items]
Warrants and notes discount on notes				¥ 6,394
September Convertible Notes [Member]
Debt Instrument [Line Items]
Warrants and notes discount on notes				¥ 170
July And September Convertible Notes [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, term				4 years
July And September Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Covertible notes term yield percentage				25.56%
July And September Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Covertible notes term yield percentage				25.31%
Warrants Issued In Connection With Convertible Debt [Member]
Debt Instrument [Line Items]
Adjustments to additional paid in capital warrants issued				¥ 6,564
Warrants to subscribe ADS [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price as a percentage of volume weighted average price of the shares				110.00%
Number of tradings days for determning the share price				60 days	60 days
ADS [Member]
Debt Instrument [Line Items]
Minimum threshold on offering value | $											$ 50,000
Minimum threshold on period for offering after the debt issuance date	18 months
Share price | $ / shares											$ 22.00
Notes payable series 1 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				4.00%
Notes payable series 2 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				6.00%
Notes payable series 3 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				7.00%
Notes payable series 4 [Member]
Debt Instrument [Line Items]
Debt annual interest rate				8.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $		$ 100,000
Debt term		4 years
Convertible Debt [Member] | July Convertible Notes [Member]
Debt Instrument [Line Items]
Debt conversion price | $ / shares											$ 11.2508
Convertible Debt [Member] | July Convertible Notes [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Fair value of convertible notes				¥ 143,618
Convertible Debt [Member] | September Convertible Notes [Member]
Debt Instrument [Line Items]
Debt conversion price | $ / shares								$ 10.1003
Convertible Debt [Member] | September Convertible Notes [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Fair value of convertible notes				4,747
Convertible Debt [Member] | Warrant Component [Member] | July Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes				4,630
Convertible Debt [Member] | Warrant Component [Member] | September Convertible Notes [Member]
Debt Instrument [Line Items]
Proceeds from convertible notes				¥ 102
Convertible Debt [Member] | Second issuance of notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date				Sep. 25, 2024	Sep. 25, 2024
Convertible Debt [Member] | Series 1 note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	¥ 95,403										$ 14,009
Debt instrument, maturity date	Jul. 29, 2024
Convertible Debt [Member] | Series 1 note [Member] | Second issuance of notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									¥ 2,424	$ 356
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate	7.50%										7.50%
Convertible Debt [Member] | Series 1 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate	7.50%										7.50%
Convertible Debt [Member] | Series 2 note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	¥ 109,241										$ 16,041
Convertible Debt [Member] | Series 2 note [Member] | Second issuance of notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									¥ 5,748	$ 844
Convertible Debt [Member] | Series 2 note [Member] | Interest payable in cash annually [Member]
Debt Instrument [Line Items]
Debt annual interest rate	3.50%										3.50%
Convertible Debt [Member] | Series 2 note [Member] | Interest payable in cash at maturity [Member]
Debt Instrument [Line Items]
Debt annual interest rate	13.50%										13.50%